As filed with the Securities and Exchange Commission on December 16, 2013

1933 Act File No. 333-93813
1940 Act File No. 811-09761

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933		[	X	]
Pre-Effective Amendment No.		[		]
Post-Effective Amendment No.	41	[	X	]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940		[	X	]
Amendment No.	42	[	X	]

(Check appropriate box or boxes.)

DIREXION INSURANCE TRUST
(Exact name of Registrant as Specified in Charter)

1301 Avenue of the Americas (6th Avenue), 35th Floor
New York, New York 10019
(Address of Principal Executive Office) (Zip Code)

Registrant’s Telephone Number, including Area Code: (646) 572-3390

Daniel D. O’Neill
1301 Avenue of the Americas (6th Avenue), 35th Floor
New York, New York 10019
(Name and Address of Agent for Service)

Copy to:
Michael D. Barolsky	Eric S. Purple
U.S. Bancorp Fund Services, LLC	K&L Gates LLP
615 East Michigan	1601 K Street, NW
Milwaukee, WI 53202	Washington, DC 20006

It is proposed that this filing will become effective (check appropriate box)

[		]	immediately upon filing pursuant to paragraph (b)
[	X	]	On December 20, 2013 pursuant to paragraph (b)
[		]	60 days after filing pursuant to paragraph (a)(1)
[		]	On (date) pursuant to paragraph (a)(1)
[		]	75 days after filing pursuant to paragraph (a)(2)
[		]	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

[	X	]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

Designation of New Effective Date for Previously Filed Amendment

Post-Effective Amendment No. 39 (the “Amendment”) was filed pursuant to Rule 485(a)(2) under the Securities Act of 1933, as amended, on September 11, 2013, and pursuant to Rule 485(a)(2) would become effective on November 25, 2013.

Post-Effective Amendment No. 40 was filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating December 17, 2013, as the new date upon which the Amendment would become effective.

This Post-Effective Amendment No. 41 is being filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating December 20, 2013 as the new date upon which the Amendment shall become effective.

This Post-Effective Amendment No. 41 incorporates by reference the information contained in Parts A, B and C of the Amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended, the Registrant certifies that this Post-Effective Amendment No. 41 to its Registration Statement meets all the requirements for effectiveness pursuant to Rule 485(b) of the Securities Act, and the Registrant has duly caused this Post-Effective Amendment No. 41 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and the State of New York on December 16, 2013.

DIREXION INSURANCE TRUST

By:  /s/ Daniel D. O’Neill*
Daniel D. O’Neill
Chief Executive Officer

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment No. 41 to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ Lawrence C. Rafferty*	Chairman of the Board	December 16, 2013
Lawrence C. Rafferty

/s/ Gerald E. Shanley III*	Trustee	December 16, 2013
Gerald E. Shanley III

/s/ John Weisser*	Trustee	December 16, 2013
John Weisser

/s/ Patrick J. Rudnick*	Principal Financial Officer and	December 16, 2013
Patrick J. Rudnick	Assistant Secretary

/s/ Daniel D. O’Neill*	Chief Executive Officer and Chief Investment Officer	December 16, 2013
Daniel D. O’Neill

*By: Angela Brickl
Angela Brickl, Attorney-In Fact pursuant to the Power of Attorney filed with Post-Effective Amendment No. 39 to the Trust’s Registration Statement filed with the SEC on September 11, 2013.